Shareholder Report, Holdings (Details)	Jul. 31, 2026	[1]
American High-Income Municipal Bond Fund® - Class A | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class A | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class A | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class A | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class A | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class A | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class A | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]
American High-Income Municipal Bond Fund® - Class C | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class C | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class C | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class C | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class C | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class C | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class C | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]
American High-Income Municipal Bond Fund® - Class F-1 | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class F-1 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class F-1 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class F-1 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class F-1 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class F-1 | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class F-1 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]
American High-Income Municipal Bond Fund® - Class F-2 | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class F-2 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class F-2 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class F-2 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class F-2 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class F-2 | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class F-2 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]
American High-Income Municipal Bond Fund® - Class F-3 | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class F-3 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class F-3 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class F-3 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class F-3 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class F-3 | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class F-3 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]
American High-Income Municipal Bond Fund® - Class R-6 | U.S. Treasury and agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
American High-Income Municipal Bond Fund® - Class R-6 | AAA/Aaa [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
American High-Income Municipal Bond Fund® - Class R-6 | AA/Aa [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.39%
American High-Income Municipal Bond Fund® - Class R-6 | A/A [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.34%
American High-Income Municipal Bond Fund® - Class R-6 | BBB/Baa [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.86%
American High-Income Municipal Bond Fund® - Class R-6 | Below investment grade [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
American High-Income Municipal Bond Fund® - Class R-6 | Unrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.89%
American High-Income Municipal Bond Fund® - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.71%	[2]

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated“ category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
[2]	Includes derivatives.